Revenue and Accounts Receivable - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Accounts Receivable [Line Items]
Sites accounted for approximately 10% or more of our revenue	1	3	1	3	3	2	3
Clinical testing [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue	74.00%	62.00%	69.00%	61.00%	58.00%	63.00%	60.00%
Community hospitals [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue	23.00%	52.00%	27.00%	48.00%	46.00%	29.00%	15.00%
Community hospitals [Member] | 10% or more clinical revenue [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue		11.00%		12.00%
University teaching center [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue					11.00%
University teaching center [Member] | 10% or more clinical revenue [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue		13.00%		17.00%
Clinical trials client [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue					13.00%
Clinical trials client [Member] | 10% or more clinical revenue [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue	50.00%		38.00%
Community hospital network [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue					10.00%	18.00%	12.00%
Community hospital network [Member] | 10% or more clinical revenue [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue		11.00%		11.00%
Community Oncology Practice [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue						11.00%	11.00%
Regional reference laboratory [Member]
Schedule Of Accounts Receivable [Line Items]
Percentage of revenue							11.00%